Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Outstanding balance of total credit facility	$ 63,079	$ 39,768